Statements of Cash Flows (unaudited) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (176,648)	$ (5,173,574)	$ (6,714,329)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense		190	1,266
Equity-based compensation		286,396	928,049
Amortization of debt discount	2,508	13,567	66,913
Change in fair value of derivative liabilities	1,538	216,095	3,905,596
Loss on extinguishment of debt		740,139
Non-cash lease expense		89
Issuance of shares to settle asset purchase agreement		3,000,000
Changes in operating assets and liabilities:
Prepaid expenses	(2,206)	(279,912)	(22,715)
Deferred offering costs		672,295	(672,295)
Other assets	(1,097)	2,196	(5,987)
Accounts payable	15,123	(285,330)	404,897
Accrued liabilities	117,083	(604,945)	863,622
Accrued interest			40,213
Net cash used in operating activities	(43,699)	(1,412,794)	(1,204,770)
Cash flows used in investing activities:
Investment in property and equipment			(2,279)
Net cash used in investing activities			(2,279)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of debt issuance costs	498,540		1,011,964
Proceeds from issuance of founder shares	7,500
Proceeds from exercise of warrants		250,000
Repayment of promissory notes		(250,000)
Proceeds from issuance of promissory notes, net of debt issuance costs			219,721
Proceeds from sale of common stock in initial public offering, net of offering costs		5,408,575	7,950
Net cash provided by financing activities	506,040	5,408,575	1,239,635
Net change in cash	462,341	3,995,781	32,586
Cash – beginning of the period		32,586
Cash – end of the period	462,341	4,028,367	32,586
Supplemental disclosure of non-cash financing activity:
Issuance of common shares to settle convertible debt		1,140,700
De-recognition of derivative liabilities		4,596,039
Issuance of common shares for prepaid consulting services		$ 108,276
Supplemental disclosure of non-cash investing activity:
Non-cash right of use assets and operating lease liabilities			47,090
Non-cash debt issuance costs - placement agent warrants			51,621
Fair value of financial instruments at issuance			474,349
Issuance of investor warrants			$ 175,559